Unconventional sources remuneration (Details) - Minimum Remuneration From Unconvention Sources [Member]	12 Months Ended
Dec. 31, 2021
IfrsStatementLineItems [Line Items]
[custom:Remuneration1]	Generated energy
SRRYME No. 1/19 (US$ / MW-month)	28
SE No. 31/20 ($ / MW-month)	1,680
SE No. 440/21 ($ / MW-month)	2,167